Condensed Consolidated Interim Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [member]	Share capital [member]	Share capital [member] Class A Ordinary Shares [Member]	Share capital [member] Class B Ordinary Shares [member]	Treasury shares [member]	Share premium [member]	Share premium [member] Class A Ordinary Shares [Member]	Share premium [member] Class B Ordinary Shares [member]	Reserves [Member] Other reserve [member]		Reserves [Member] Share-based payment reserve [member]	Accumulated losses [member]
Balance at the beginning (in Shares) at Dec. 31, 2019				360,791,045			40,583,273
Balance at the beginning at Dec. 31, 2019	$ (60,722)			$ 36			$ (322)	$ 5,722			$ 194	[1]	$ 379	$ (66,731)
Loss and total comprehensive expenses for the year	(74,820)													(74,820)
Exercise of share options (in Shares)				25,949,960			11,918,299
Exercise of share options	2,930			$ 3			$ (3,099)	6,026			1,345	[1]	(1,345)
Forfeiture of vested share options													(8)	8
Restricted share awards vested Shares)							(26,135,657)
Restricted share awards vested	169						$ 169				81	[1]	(81)
Recognition of equity-settled share-based payment	4,510												4,510
Balance at the ending (in Shares) at Dec. 31, 2020				386,741,005			26,365,915
Balance at the ending at Dec. 31, 2020	(127,933)			$ 39			$ (3,252)	11,748			1,620	[1]	3,455	(141,543)
Loss and total comprehensive expenses for the year	(94,797)													(94,797)
Exercise of share options (in Shares)				6,511,135
Exercise of share options	141			$ 1				140			51	[1]	(51)
Forfeiture of vested share options													(905)	905
Restricted share awards vested Shares)							(6,352,715)
Restricted share awards vested	64						$ 64				63	[1]	(63)
Early exercised share options vested during the year (in Shares)							(5,926,452)
Early exercised share options vested during the year	1,541						$ 1,541				706	[1]	(706)
Recognition of equity-settled share-based payment	8,122												8,122
Balance at the ending (in Shares) (Adjusted [Member]) at Dec. 31, 2021				28,187,920			1,009,724
Balance at the ending (in Shares) (Recapitalization of Apollomics at Exchange Ratio [Member]) at Dec. 31, 2021				(365,064,220)			(13,077,024)
Balance at the ending (in Shares) at Dec. 31, 2021				393,252,140			14,086,748
Balance at the ending (Adjusted [Member]) at Dec. 31, 2021	(212,862)			$ 3			$ (1,647)	11,925			2,440		9,852	(235,435)
Balance at the ending (Recapitalization of Apollomics at Exchange Ratio [Member]) at Dec. 31, 2021				(37)				37
Balance at the ending at Dec. 31, 2021	(212,862)			$ 40			$ (1,647)	11,888			2,440	[1]	9,852	(235,435)
Loss and total comprehensive expenses for the year	(3,417)													(3,417)
Exercise of share options (in Shares)				499,886
Exercise of share options	151			$ 1				150			74		(74)
Forfeiture of vested share options													(680)	680
Restricted share awards vested Shares)							(83,482)
Restricted share awards vested	21						$ 21				36		(36)
Early exercised share options vested during the year (in Shares)							(429,490)
Early exercised share options vested during the year	1,558						$ 1,558				714		(714)
Recognition of equity-settled share-based payment	2,064												2,064
Balance at the ending (in Shares) at Jun. 30, 2022				28,687,806			496,752
Balance at the ending at Jun. 30, 2022	(212,485)			$ 4			$ (68)	12,075			3,264		10,412	(238,172)
Balance at the beginning (in Shares) (Adjusted [Member]) at Dec. 31, 2021				28,187,920			1,009,724
Balance at the beginning (in Shares) (Recapitalization of Apollomics at Exchange Ratio [Member]) at Dec. 31, 2021				(365,064,220)			(13,077,024)
Balance at the beginning (in Shares) at Dec. 31, 2021				393,252,140			14,086,748
Balance at the beginning (Adjusted [Member]) at Dec. 31, 2021	(212,862)			$ 3			$ (1,647)	11,925			2,440		9,852	(235,435)
Balance at the beginning (Recapitalization of Apollomics at Exchange Ratio [Member]) at Dec. 31, 2021				(37)				37
Balance at the beginning at Dec. 31, 2021	(212,862)			$ 40			$ (1,647)	11,888			2,440	[1]	9,852	(235,435)
Loss and total comprehensive expenses for the year	(240,811)													(240,811)
Exercise of share options (in Shares)				8,552,187
Exercise of share options	392			$ 1				391			205	[1]	(205)
Forfeiture of vested share options													(1,646)	1,646
Restricted share awards vested Shares)							(1,164,666)
Restricted share awards vested	21						$ 21				39	[1]	(39)
Early exercised share options vested during the year (in Shares)							(5,991,847)
Early exercised share options vested during the year	1,558						$ 1,558				714	[1]	(714)
Recognition of equity-settled share-based payment	3,582												3,582
Balance at the ending (in Shares) (Adjusted [Member]) at Dec. 31, 2022				28,800,932			496,752
Balance at the ending (in Shares) (Recapitalization of Apollomics at Exchange Ratio [Member]) at Dec. 31, 2022				(373,003,395)			(6,433,483)
Balance at the ending (in Shares) at Dec. 31, 2022				401,804,327			6,930,235
Balance at the ending (Adjusted [Member]) at Dec. 31, 2022	(448,120)			$ 3			$ (68)	12,317			3,398		10,830	(474,600)
Balance at the ending (Recapitalization of Apollomics at Exchange Ratio [Member]) at Dec. 31, 2022				(38)				38
Balance at the ending at Dec. 31, 2022	(448,120)			$ 41			$ (68)	12,279			3,398	[1]	10,830	(474,600)
Loss and total comprehensive expenses for the year	(150,694)													(150,694)
Exercise of share options (in Shares)				47,443
Exercise of share options	83							83			30		(30)
Forfeiture of vested share options													(198)	198
Restricted share awards vested Shares)							(496,752)
Restricted share awards vested	68						$ 68				3		(3)
Business combination, net of redemptions (in Shares)				3,312,715
Business combination, net of redemptions	757							757
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares (Note 5) (in Shares)			54,420,964	54,420,964
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares (Note 5)	588,291			$ 6				588,285
IFRS 2 listing expense	45,524							45,524
Post-closing Apollomics Ordinary Shares issued to PIPE Investors, net of transaction costs (in Shares)					2,668,750	230,000
Post-closing Apollomics Ordinary Shares issued to PIPE Investors, net of transaction costs		$ 21,350	$ 261						$ 21,350	$ 261
Reclassification from equity to non-current liabilities for Maxpro Warrants assumed by Apollomics upon Closing	(7,105)							(7,105)
Recognition of equity-settled share-based payment	$ 5,282												5,282
Balance at the ending (in Shares) at Jun. 30, 2023	89,480,804			89,480,804			0
Balance at the ending at Jun. 30, 2023	$ 55,697			$ 9			$ 0	$ 661,472			$ 3,431		$ 15,881	$ (625,096)

[1]	Other reserve included amounts transferred from share-based payment reserve when the share options are exercised or the restricted shares are vested.